INCOME TAX EXPENSE (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of current and deferred components of income tax expense

	Six months ended June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Current income tax expense	—	—	—
Deferred income tax benefit	—	—	—
Total tax credit for the period from continuing operations	—	—	—
Total tax charge for the period from a discontinued operation	1,827	—	—

Total	1,827	—	—